BANK FINANCING ACTIVITIES (Details-Long term debt) - USD ($)	9 Months Ended
	Mar. 31, 2023	Jun. 30, 2022	Oct. 04, 2021
Debt Instrument [Line Items]
Term Loan Note payable	$ 2,073,808
Less current maturities	(371,429)
Accumulated amortization of debt issuance costs	2,789
Debt issuance costs, net of accumulated amortization	(20,737)
Long-term Debt, net of current portion of debt issuance costs	$ 1,681,642	$ 1,961,141
Main Street Bank [Member]
Debt Instrument [Line Items]
Debt Instrument, Frequency of Periodic Payment	monthly
Debt instrument periodic payment	$ 30,952
Interest rate	7.00%
Term loan matures	Oct. 15, 2028
Term Loan Note payable			$ 2,600,000